Note 12 - Government Grants	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12.	GOVERNMENT GRANTS

Included as a reduction of selling, general and administrative expenses are government grants of
$182,077
(
2017
-
$172,088
), relating to the Company's publishing and software projects. At the end of the period,
$172,485
(
2017
-
$166,399
) is included in accounts and grants receivable.

One government grant for the print-based ELL segment is repayable in the event that the segment’s annual net income for each of the previous two
years exceeds
15%
of revenue. During the year, the conditions for the repayment of grants did not
arise and
no
liability was recorded.

One grant, relating to the Company’s “Development of Comprehensive, Interactive Phonetic English Learning Solution” project, is repayable semi-annually at a royalty rate of
2.5%
per year’s gross sales derived from this project until
100%
of the grant is repaid.